Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

NOTE 6	Leases
The Company, as a lessor, originates retail and commercial leases either directly to the consumer or indirectly through dealer networks. Retail leases consist primarily of automobiles, while commercial leases may include high dollar assets such as aircraft or lower cost items such as office equipment.
The components of the net investment in sales-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2024	2023
Lease receivables	$7,328	$7,239
Unguaranteed residual values accruing to the lessor’s benefit	911	1,082
Total net investment in sales-type and direct financing leases	$8,239	$8,321
The Company, as a lessor, recorded $775 million, $738 million and $764 million of revenue on its Consolidated Statement of Income for the years ended December 31,
2024, 2023 and 2022, respectively, primarily consisting of interest income on sales-type and direct financing leases.
The contractual future lease payments to be received by the Company, at December 31, 2024, were as follows:

(Dollars in Millions)	Sales-type and Direct Financing Leases	Operating Leases
2025	$2,758	$143
2026	2,142	104
2027	1,804	77
2028	865	52
2029	269	32
Thereafter	335	54
Total lease payments	8,173	$462
Amounts representing interest	(845)
Lease receivables	$7,328
The Company, as lessee, leases certain assets for use in its operations. Leased assets primarily include retail branches, operations centers and other corporate locations, and, to a lesser extent, office and computer equipment. For each lease with an original term greater than 12 months, the Company records a lease liability and a corresponding ROU asset. At December 31, 2024, the Company’s ROU assets included in premises and equipment and lease liabilities included in long-term debt and other liabilities, were $1.4 billion and $1.5 billion, respectively, compared with $1.4 billion of ROU assets and $1.6 billion of lease liabilities at December 31, 2023, respectively.
Total costs incurred by the Company, as a lessee, were $529 million, $496 million and $390 million for the years ended December 31, 2024, 2023 and 2022, respectively, and principally related to contractual lease payments on operating leases. The Company’s leases do not impose significant covenants or other restrictions on the Company.
The following table presents amounts relevant to the Company’s assets leased for use in its operations for the years ended December 31:

(Dollars in Millions)	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$389	$409	$294
Operating cash flows from finance leases	7	7	4
Financing cash flows from finance leases	62	49	14
Right of use assets obtained in exchange for new operating lease liabilities	268	230	239
Right of use assets obtained in exchange for new finance lease liabilities	59	25	91
The following table presents the weighted-average remaining lease terms and discount rates of the Company’s assets leased for use in its operations at December 31:

	2024	2023
Weighted-average remaining lease term of operating leases (in years)	6.7	6.4
Weighted-average remaining lease term of finance leases (in years)	8.1	8.3
Weighted-average discount rate of operating leases	4.0%	3.7%
Weighted-average discount rate of finance leases	7.3%	7.7%
The contractual future lease obligations of the Company at December 31, 2024, were as follows:

(Dollars in Millions)	Operating Leases	Finance Leases
2025	$324	$38
2026	291	37
2027	248	34
2028	195	26
2029	147	8
Thereafter	382	24
Total lease payments	1,587	167
Amounts representing interest	(218)	(18)
Lease liabilities	$1,369	$149

Leases

NOTE 6	Leases
The Company, as a lessor, originates retail and commercial leases either directly to the consumer or indirectly through dealer networks. Retail leases consist primarily of automobiles, while commercial leases may include high dollar assets such as aircraft or lower cost items such as office equipment.
The components of the net investment in sales-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2024	2023
Lease receivables	$7,328	$7,239
Unguaranteed residual values accruing to the lessor’s benefit	911	1,082
Total net investment in sales-type and direct financing leases	$8,239	$8,321
The Company, as a lessor, recorded $775 million, $738 million and $764 million of revenue on its Consolidated Statement of Income for the years ended December 31,
2024, 2023 and 2022, respectively, primarily consisting of interest income on sales-type and direct financing leases.
The contractual future lease payments to be received by the Company, at December 31, 2024, were as follows:

(Dollars in Millions)	Sales-type and Direct Financing Leases	Operating Leases
2025	$2,758	$143
2026	2,142	104
2027	1,804	77
2028	865	52
2029	269	32
Thereafter	335	54
Total lease payments	8,173	$462
Amounts representing interest	(845)
Lease receivables	$7,328
The Company, as lessee, leases certain assets for use in its operations. Leased assets primarily include retail branches, operations centers and other corporate locations, and, to a lesser extent, office and computer equipment. For each lease with an original term greater than 12 months, the Company records a lease liability and a corresponding ROU asset. At December 31, 2024, the Company’s ROU assets included in premises and equipment and lease liabilities included in long-term debt and other liabilities, were $1.4 billion and $1.5 billion, respectively, compared with $1.4 billion of ROU assets and $1.6 billion of lease liabilities at December 31, 2023, respectively.
Total costs incurred by the Company, as a lessee, were $529 million, $496 million and $390 million for the years ended December 31, 2024, 2023 and 2022, respectively, and principally related to contractual lease payments on operating leases. The Company’s leases do not impose significant covenants or other restrictions on the Company.
The following table presents amounts relevant to the Company’s assets leased for use in its operations for the years ended December 31:

(Dollars in Millions)	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$389	$409	$294
Operating cash flows from finance leases	7	7	4
Financing cash flows from finance leases	62	49	14
Right of use assets obtained in exchange for new operating lease liabilities	268	230	239
Right of use assets obtained in exchange for new finance lease liabilities	59	25	91
The following table presents the weighted-average remaining lease terms and discount rates of the Company’s assets leased for use in its operations at December 31:

	2024	2023
Weighted-average remaining lease term of operating leases (in years)	6.7	6.4
Weighted-average remaining lease term of finance leases (in years)	8.1	8.3
Weighted-average discount rate of operating leases	4.0%	3.7%
Weighted-average discount rate of finance leases	7.3%	7.7%
The contractual future lease obligations of the Company at December 31, 2024, were as follows:

(Dollars in Millions)	Operating Leases	Finance Leases
2025	$324	$38
2026	291	37
2027	248	34
2028	195	26
2029	147	8
Thereafter	382	24
Total lease payments	1,587	167
Amounts representing interest	(218)	(18)
Lease liabilities	$1,369	$149

Leases

NOTE 6	Leases
The Company, as a lessor, originates retail and commercial leases either directly to the consumer or indirectly through dealer networks. Retail leases consist primarily of automobiles, while commercial leases may include high dollar assets such as aircraft or lower cost items such as office equipment.
The components of the net investment in sales-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2024	2023
Lease receivables	$7,328	$7,239
Unguaranteed residual values accruing to the lessor’s benefit	911	1,082
Total net investment in sales-type and direct financing leases	$8,239	$8,321
The Company, as a lessor, recorded $775 million, $738 million and $764 million of revenue on its Consolidated Statement of Income for the years ended December 31,
2024, 2023 and 2022, respectively, primarily consisting of interest income on sales-type and direct financing leases.
The contractual future lease payments to be received by the Company, at December 31, 2024, were as follows:

(Dollars in Millions)	Sales-type and Direct Financing Leases	Operating Leases
2025	$2,758	$143
2026	2,142	104
2027	1,804	77
2028	865	52
2029	269	32
Thereafter	335	54
Total lease payments	8,173	$462
Amounts representing interest	(845)
Lease receivables	$7,328
The Company, as lessee, leases certain assets for use in its operations. Leased assets primarily include retail branches, operations centers and other corporate locations, and, to a lesser extent, office and computer equipment. For each lease with an original term greater than 12 months, the Company records a lease liability and a corresponding ROU asset. At December 31, 2024, the Company’s ROU assets included in premises and equipment and lease liabilities included in long-term debt and other liabilities, were $1.4 billion and $1.5 billion, respectively, compared with $1.4 billion of ROU assets and $1.6 billion of lease liabilities at December 31, 2023, respectively.
Total costs incurred by the Company, as a lessee, were $529 million, $496 million and $390 million for the years ended December 31, 2024, 2023 and 2022, respectively, and principally related to contractual lease payments on operating leases. The Company’s leases do not impose significant covenants or other restrictions on the Company.
The following table presents amounts relevant to the Company’s assets leased for use in its operations for the years ended December 31:

(Dollars in Millions)	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$389	$409	$294
Operating cash flows from finance leases	7	7	4
Financing cash flows from finance leases	62	49	14
Right of use assets obtained in exchange for new operating lease liabilities	268	230	239
Right of use assets obtained in exchange for new finance lease liabilities	59	25	91
The following table presents the weighted-average remaining lease terms and discount rates of the Company’s assets leased for use in its operations at December 31:

	2024	2023
Weighted-average remaining lease term of operating leases (in years)	6.7	6.4
Weighted-average remaining lease term of finance leases (in years)	8.1	8.3
Weighted-average discount rate of operating leases	4.0%	3.7%
Weighted-average discount rate of finance leases	7.3%	7.7%
The contractual future lease obligations of the Company at December 31, 2024, were as follows:

(Dollars in Millions)	Operating Leases	Finance Leases
2025	$324	$38
2026	291	37
2027	248	34
2028	195	26
2029	147	8
Thereafter	382	24
Total lease payments	1,587	167
Amounts representing interest	(218)	(18)
Lease liabilities	$1,369	$149

Leases

NOTE 6	Leases
The Company, as a lessor, originates retail and commercial leases either directly to the consumer or indirectly through dealer networks. Retail leases consist primarily of automobiles, while commercial leases may include high dollar assets such as aircraft or lower cost items such as office equipment.
The components of the net investment in sales-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2024	2023
Lease receivables	$7,328	$7,239
Unguaranteed residual values accruing to the lessor’s benefit	911	1,082
Total net investment in sales-type and direct financing leases	$8,239	$8,321
The Company, as a lessor, recorded $775 million, $738 million and $764 million of revenue on its Consolidated Statement of Income for the years ended December 31,
2024, 2023 and 2022, respectively, primarily consisting of interest income on sales-type and direct financing leases.
The contractual future lease payments to be received by the Company, at December 31, 2024, were as follows:

(Dollars in Millions)	Sales-type and Direct Financing Leases	Operating Leases
2025	$2,758	$143
2026	2,142	104
2027	1,804	77
2028	865	52
2029	269	32
Thereafter	335	54
Total lease payments	8,173	$462
Amounts representing interest	(845)
Lease receivables	$7,328
The Company, as lessee, leases certain assets for use in its operations. Leased assets primarily include retail branches, operations centers and other corporate locations, and, to a lesser extent, office and computer equipment. For each lease with an original term greater than 12 months, the Company records a lease liability and a corresponding ROU asset. At December 31, 2024, the Company’s ROU assets included in premises and equipment and lease liabilities included in long-term debt and other liabilities, were $1.4 billion and $1.5 billion, respectively, compared with $1.4 billion of ROU assets and $1.6 billion of lease liabilities at December 31, 2023, respectively.
Total costs incurred by the Company, as a lessee, were $529 million, $496 million and $390 million for the years ended December 31, 2024, 2023 and 2022, respectively, and principally related to contractual lease payments on operating leases. The Company’s leases do not impose significant covenants or other restrictions on the Company.
The following table presents amounts relevant to the Company’s assets leased for use in its operations for the years ended December 31:

(Dollars in Millions)	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$389	$409	$294
Operating cash flows from finance leases	7	7	4
Financing cash flows from finance leases	62	49	14
Right of use assets obtained in exchange for new operating lease liabilities	268	230	239
Right of use assets obtained in exchange for new finance lease liabilities	59	25	91
The following table presents the weighted-average remaining lease terms and discount rates of the Company’s assets leased for use in its operations at December 31:

	2024	2023
Weighted-average remaining lease term of operating leases (in years)	6.7	6.4
Weighted-average remaining lease term of finance leases (in years)	8.1	8.3
Weighted-average discount rate of operating leases	4.0%	3.7%
Weighted-average discount rate of finance leases	7.3%	7.7%
The contractual future lease obligations of the Company at December 31, 2024, were as follows:

(Dollars in Millions)	Operating Leases	Finance Leases
2025	$324	$38
2026	291	37
2027	248	34
2028	195	26
2029	147	8
Thereafter	382	24
Total lease payments	1,587	167
Amounts representing interest	(218)	(18)
Lease liabilities	$1,369	$149

Leases

NOTE 6	Leases
The Company, as a lessor, originates retail and commercial leases either directly to the consumer or indirectly through dealer networks. Retail leases consist primarily of automobiles, while commercial leases may include high dollar assets such as aircraft or lower cost items such as office equipment.
The components of the net investment in sales-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2024	2023
Lease receivables	$7,328	$7,239
Unguaranteed residual values accruing to the lessor’s benefit	911	1,082
Total net investment in sales-type and direct financing leases	$8,239	$8,321
The Company, as a lessor, recorded $775 million, $738 million and $764 million of revenue on its Consolidated Statement of Income for the years ended December 31,
2024, 2023 and 2022, respectively, primarily consisting of interest income on sales-type and direct financing leases.
The contractual future lease payments to be received by the Company, at December 31, 2024, were as follows:

(Dollars in Millions)	Sales-type and Direct Financing Leases	Operating Leases
2025	$2,758	$143
2026	2,142	104
2027	1,804	77
2028	865	52
2029	269	32
Thereafter	335	54
Total lease payments	8,173	$462
Amounts representing interest	(845)
Lease receivables	$7,328
The Company, as lessee, leases certain assets for use in its operations. Leased assets primarily include retail branches, operations centers and other corporate locations, and, to a lesser extent, office and computer equipment. For each lease with an original term greater than 12 months, the Company records a lease liability and a corresponding ROU asset. At December 31, 2024, the Company’s ROU assets included in premises and equipment and lease liabilities included in long-term debt and other liabilities, were $1.4 billion and $1.5 billion, respectively, compared with $1.4 billion of ROU assets and $1.6 billion of lease liabilities at December 31, 2023, respectively.
Total costs incurred by the Company, as a lessee, were $529 million, $496 million and $390 million for the years ended December 31, 2024, 2023 and 2022, respectively, and principally related to contractual lease payments on operating leases. The Company’s leases do not impose significant covenants or other restrictions on the Company.
The following table presents amounts relevant to the Company’s assets leased for use in its operations for the years ended December 31:

(Dollars in Millions)	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$389	$409	$294
Operating cash flows from finance leases	7	7	4
Financing cash flows from finance leases	62	49	14
Right of use assets obtained in exchange for new operating lease liabilities	268	230	239
Right of use assets obtained in exchange for new finance lease liabilities	59	25	91
The following table presents the weighted-average remaining lease terms and discount rates of the Company’s assets leased for use in its operations at December 31:

	2024	2023
Weighted-average remaining lease term of operating leases (in years)	6.7	6.4
Weighted-average remaining lease term of finance leases (in years)	8.1	8.3
Weighted-average discount rate of operating leases	4.0%	3.7%
Weighted-average discount rate of finance leases	7.3%	7.7%
The contractual future lease obligations of the Company at December 31, 2024, were as follows:

(Dollars in Millions)	Operating Leases	Finance Leases
2025	$324	$38
2026	291	37
2027	248	34
2028	195	26
2029	147	8
Thereafter	382	24
Total lease payments	1,587	167
Amounts representing interest	(218)	(18)
Lease liabilities	$1,369	$149